Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans Receivable and Allowance for Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES

6. ALLOWANCE FOR LOAN LOSSES

An analysis of the change in the allowance for loan losses is as follows:

Allowance for Loan Losses and Recorded Investment in Financing Receivables

	September 30,	September 30,	September 30,	September 30,	September 30,
	For the Year Ended December 31, 2011
	Commercial and industrial	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$76,759	$2,883	$661	$1,410	$81,713
Charge-offs	(112,108)	(3,337)	(1,064)	(1,303)	(117,812)
Recoveries	2,459	88	43	523	3,113

Net charge-offs	(109,649)	(3,249)	(1,021)	(780)	(114,699)
Provision for loan losses	67,117	2,932	1,263	2,954	74,266
Reserves transferred	—	—	—	387	387

Ending balance	$34,227	$2,566	$903	$3,971	$41,667

Ending balance: individually evaluated for impairment	$5,429	$—	$14	$47	$5,490

Ending balance: collectively evaluated for impairment	$28,798	$2,566	$889	$3,924	$36,177

Financing Receivables:
Ending balance	$1,878,026	$265,987	$100,438	$46,671	$2,291,122

Ending balance: individually evaluated for impairment	$98,916	$4,595	$2,522	$97	$106,130

Ending balance: collectively evaluated for impairment	$1,779,110	$261,392	$97,916	$46,574	$2,184,992

(1)	Amount includes both home equity lines of credit and term loans

(2)	Includes the unallocated portion of the allowance for loan losses.

	September 30,	September 30,
At or for the Years Ended December 31,	2010	2009
Balance, beginning of year	$59,953	$37,309
Charge-offs	(80,802)	(24,748)
Recoveries	1,044	726

Net charge-offs	(79,758)	(24,022)
Provision for loan losses	101,518	46,666

Balance, end of year	$81,713	$59,953

The allowance for loan losses was $41.7 million, $81.7 million and $60.0 million at December 31, 2011, 2010 and 2009, respectively. The ratio of allowance for loan losses to loans held-for-investment was 1.82%, 3.22% and 2.21% at December 31, 2011, 2010 and 2009, respectively.

The provision for loan losses charged to expense is based upon historical loan loss experience and a series of qualitative factors and an evaluation of estimated losses in the current commercial loan portfolio, including the evaluation of impaired loans under FASB ASC 310. Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform.

A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in a loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses on the consolidated statements of operations. Impaired loans include accruing and non-accruing TDR loans. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historic loss experience and qualitative factors, which generally include consumer loans, residential real estate loans, and small business loans. In determining the appropriate level of the general pooled allowance, management makes estimates based on internal risk ratings, which take into account such factors as debt service coverage, loan-to-value ratios, management’s abilities, and external factors.

The following tables present the Company’s components of impaired loans, segregated by class of loans. Commercial and consumer loans that were collectively evaluated for impairment are not included in the data that follows:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Impaired Loans For the Year Ended December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$9,401	$12,778	$—	$9,180	$67	$67
CRE owner occupied	32,202	55,982	—	36,266	357	357
CRE non-owner occupied	7,308	8,584	—	15,299	36	36
Land and development	25,925	26,148	—	29,932	57	57
Consumer:
Residential real estate	2,433	2,758	—	470	—	—
Home Equity Lines of Credit	3,398	4,402	—	637	—	—
Home Equity Term Loans	1,197	1,306	—	228	—	—
Other	50	50	—	2	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$4,955	$6,110	$262	$13,368	$337	$337
CRE owner occupied	9,706	14,449	2,448	18,929	212	212
CRE non-owner occupied	2,565	3,468	229	6,211	438	438
Land and development	6,854	7,063	2,490	7,937	—	—
Consumer:
Residential Real Estate	89	164	14	45	—	—
Other	47	47	47	19	—	—

Total commercial	$98,916	$134,582	$5,429	$136,582	$1,504	$1,493
Total consumer	$7,214	$8,726	$61	$1,354	$—	$—

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Impaired Loans For the Year Ended December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$8,650	$9,570	$—	$5,387	$58	$58
CRE owner occupied	32,325	65,398	—	37,502	18	18
CRE non-owner occupied	24,047	33,445	—	9,398	—	—
Land and development	21,044	33,387	—	12,343	9	9
Consumer:
Residential real estate	—	—	—	23	—	—
Other	—	—	—	644	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$26,938	$32,365	$6,109	$20,959	$454	$438
CRE owner occupied	20,365	25,099	4,800	22,463	433	420
CRE non-owner occupied	20,275	26,512	4,770	8,998	—	—
Land and development	27,085	28,460	5,401	9,209	29	29
Consumer:
Other	—	—	—	323	—	—

Total commercial	$180,729	$254,236	$21,080	$126,259	$1,001	$972
Total consumer	$—	$—	$—	$990	$—	$—

COMPONENTS OF IMPAIRED LOANS

September 30,
For the Year Ended December 31, 2009
Impaired loans with an allowance recorded	$22,999
Impaired loans with no related allowance	52,328

Total impaired loans	$75,327

Valuation allowance related to impaired loans	$5,561

ANALYSIS OF IMPAIRED LOANS

September 30,
For the Year Ended December 31, 2009
Average impaired loans	$54,199
Interest income recognized on impaired loans	220
Cash basis interest income recognized on impaired loans	220

In accordance with FASB ASC 310, those impaired loans which are fully collateralized do not result in a specific allowance for loan losses. Included in impaired loans at December 31, 2011 were four TDR relationships, three of which were fully collateralized and one of which had specific reserves totaling $45 thousand. In addition, one of the TDRs at December 31, 2011 included a $6.5 million line of credit, of which $4.6 million was utilized and $1.9 million was available.

The following table presents an analysis of the Company’s TDR agreements for the years ended December 31, 2011 and 2010, respectively:

	September 30,	September 30,	September 30,
Troubled Debt Restructuring as of December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	4	$8,277	$7,855
CRE owner occupied	6	19,363	9,329
Land and development	1	1,745	691

	September 30,	September 30,	September 30,
Troubled Debt Restructuring as of December 31, 2010
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	12	$12,833	$10,391
CRE owner occupied	7	22,284	21,747

	September 30,	September 30,	September 30,
Troubled Debt Restructurings That Subsequently Defaulted For the Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial (1)	5	$12,832	$11,380
CRE owner occupied	7	22,295	14,208

(1)

One of the above contracts was charged off during the twelve months ended December 31, 2011. The recorded investment on this contract is now $0. The other contracts are displayed in the table above outstanding as of December 31, 2011.

The following tables present the Company’s distribution of risk ratings loan portfolio, segregated by class, as of December 31, 2011 and 2010:

	Sep 30,	Sep 30,	Sep 30,	Sep 30,	Sep 30,	Sep 30,	Sep 30,	Sep 30,
Credit Quality Indicators As of December 31, 2011
	Commercial				Consumer
Credit Risk by Internally Assigned Grade	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$501,605	$515,555	$567,295	$42,268	$218,066	$40,138	$94,681	$44,821
Special Mention	26,062	24,483	30,013	5,799	—	—	—	—
Substandard	23,729	64,323	29,487	47,407	6,451	1,332	5,757	1,850

Total	$551,396	$604,361	$626,795	$95,474	$224,517	$41,470	$100,438	$46,671

	Septm 30,	Septm 30,	Septm 30,	Septm 30,	Septm 30,	Septm 30,	Septm 30,	Septm 30,
Credit Quality Indicators As of December 31, 2010
	Commercial				Consumer
Credit Risk by Internally Assigned Grade	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$470,278	$578,444	$575,713	$87,576	$232,024	$52,414	$71,782	$56,964
Special Mention	12,753	21,311	14,338	6,520	—	—	—	—
Substandard	47,431	113,832	95,536	79,760	7,705	1,498	7,292	1,999

Total	$530,462	$713,587	$685,587	$173,856	$239,729	$53,912	$79,074	$58,963

The Company’s primary tool for assessing risk when evaluating a credit in terms of its underwriting, structure, documentation and eventual collectability is a risk rating system in which the loan is assigned a numeric value. Behind each numeric category is a defined set of characteristics reflective of the particular level of risk.

The risk rating system is based on a nine point grade using a two-digit scale. The upper five grades are for “pass” categories, while the lower four grades represent “criticized” categories which are equivalent to the guidelines utilized by the OCC.

The loan officer is responsible for assigning, maintaining, and documenting accurate risk ratings for all commercial loans and commercial real estate loans. The loan officer assigns a risk rating at the inception of the credit, reaffirms it at each renewal, extension, or modification, and adjusts the rating based on the performance of the credit. As part of the credit review process, a regional credit officer will review risk ratings for accuracy. The loan officer’s risk rating will also be reviewed periodically by the loan review department and the Bank’s regulators.

To calculate risk ratings in a consistent fashion, the Company uses a Risk Rating Form that provides for a numerical grade to be assigned to up to six characteristics of a credit including elements of its financial condition, abilities of management, position in the market, collateral support and the impact of changing conditions. When combined, an overall risk rating is provided. A separate set of risk rating elements are provided for credits associated with the financing of real estate projects.

The following tables present the Company’s analysis of past due loans, segregated by class of loans, as of December 31, 2011 and 2010:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Aging of Receivables For the Year Ended December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$1,024	$4,600	$6,407	$12,031	$539,365	$551,396	$—
CRE owner occupied	6,408	1,176	35,003	42,587	561,774	604,361	—
CRE non-owner occupied	2,187	4,981	8,398	15,566	611,229	626,795	—
Land and development	371	—	32,088	32,459	63,015	95,474	—
Consumer:
Home equity lines of credit	2,001	1,016	3,182	6,199	218,318	224,517	138
Home equity term loans	687	145	1,200	2,032	39,438	41,470	—
Residential real estate	3,324	565	2,307	6,196	94,242	100,438	—
Other	891	227	902	2,020	44,651	46,671	16

Total	$16,893	$12,710	$89,487	$119,090	$2,172,032	$2,291,122	$154

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Aging of Receivables For the Year Ended December 31, 2010
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$6,743	$815	$25,152	$32,710	$497,752	$530,462	$558
CRE owner occupied	8,478	2,072	40,063	50,613	662,974	713,587	609
CRE non-owner occupied	8,655	13,119	18,436	40,210	645,377	685,587	—
Land and development	11,748	9,797	36,359	57,904	115,952	173,856	—
Consumer:
Home equity lines of credit	2,667	817	4,292	7,776	231,953	239,729	379
Home equity term loans	340	111	1,134	1,585	52,327	53,912	—
Residential real estate	1,901	2,870	4,242	9,013	70,061	65,250	72
Other	1,027	535	1,737	3,299	55,664	58,963	936

Total	$41,559	$30,136	$131,415	$203,110	$2,332,060	$2,521,346	$2,554